Commercial Mortgage Loans (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of loans receivable by class
The following table is a summary of the Company's commercial mortgage loans, held for investment, carrying values by class (dollars in thousands):

	June 30, 2021	December 31, 2020
Senior loans	$3,102,366	$2,698,823
Mezzanine loans	23,937	15,911
Total gross carrying value of loans	3,126,303	2,714,734
Less: Allowance for credit losses (1)	17,192	20,886
Total commercial mortgage loans, held for investment, net	$3,109,111	$2,693,848

(1)	As of June 30, 2021 and December 31, 2020, there have been no specific reserves for loans in non-performing status.
The following tables represent the composition by loan type and region of the Company's commercial mortgage loans, held for investment portfolio (dollars in thousands):

	June 30, 2021		December 31, 2020
Loan Type	Par Value	Percentage	Par Value	Percentage
Multifamily	$1,610,299	51.4%	$1,202,694	44.2%
Office	527,294	16.8%	517,464	19.0%
Hospitality	472,152	15.1%	403,908	14.8%
Industrial	159,627	5.1%	243,404	8.9%
Mixed Use	132,200	4.2%	102,756	3.8%
Self-Storage	81,209	2.6%	86,424	3.2%
Retail	75,995	2.4%	78,550	2.9%
Manufactured Housing	60,332	1.9%	71,263	2.6%
Land	16,400	0.5%	16,400	0.6%
Total	$3,135,508	100.0%	$2,722,863	100.0%

	June 30, 2021		December 31, 2020
Loan Region	Par Value	Percentage	Par Value	Percentage
Southeast	$922,046	29.4%	$796,908	29.3%
Southwest	869,962	27.7%	515,392	18.9%
Far West	438,667	14.0%	415,173	15.2%
Mideast	437,686	14.0%	473,514	17.4%
Great Lakes	155,617	5.0%	199,203	7.3%
Plains	101,032	3.2%	116,143	4.3%
Various	93,076	3.0%	136,855	5.0%
New England	68,671	2.1%	69,675	2.6%
Rocky Mountain	48,751	1.6%	—	—%
Total	$3,135,508	100.0%	$2,722,863	100.0%
The following tables represent the composition by loan type and region of the Company's commercial mortgage loans, held for sale, measured at fair value (dollars in thousands):

	June 30, 2021		December 31, 2020
Loan Type	Par Value	Percentage	Par Value	Percentage
Multifamily	$32,450	42.7%	$100	0.1%
Retail	18,035	23.8%	—	—%
Office	14,937	19.7%	—	—%
Hospitality	7,070	9.3%	—	—%
Industrial	3,435	4.5%	67,550	99.9%
Total	$75,927	100.0%	$67,650	100.0%

	June 30, 2021		December 31, 2020
Loan Region	Par Value	Percentage	Par Value	Percentage
Southeast	$32,677	43.0%	$—	—
Far West	18,000	23.7%	58,500	86.5%
New England	11,000	14.5%	—	—%
Various	6,050	8.0%	—	—%
Southwest	4,750	6.3%	—	—%
Great Lakes	3,450	4.5%	9,150	13.5%
Total	$75,927	100.0%	$67,650	100.0%

The following table is a summary of the Company’s commercial mortgage loans, held for investment, carrying values by class (dollars in thousands):

	December 31, 2020	December 31, 2019
Senior loans	$2,698,823	$2,721,325
Mezzanine loans	15,911	41,638
Total gross carrying value of loans	2,714,734	2,762,963
Less: Allowance for credit losses (1)	20,886	921
Total commercial mortgage loans, held for investment, net	$2,693,848	$2,762,042

(1)	As of December 31, 2020 and 2019, there have been no specific reserves for loans in non-performing status.

The following table represents the composition by loan type of the Company’s commercial mortgage loans portfolio, excluding commercial mortgage loans, held for investment (dollars in thousands):

	December 31, 2020		December 31, 2019
Loan Type	Par Value	Percentage	Par Value	Percentage
Multifamily	$1,202,694	44.2%	$1,491,971	53.9%
Office	517,464	19.0%	414,772	15.0%
Hospitality	403,908	14.8%	446,562	16.1%
Industrial	243,404	8.9%	118,743	4.3%
Mixed Use	102,756	3.8%	58,808	2.1%
Self Storage	86,424	3.2%	67,767	2.4%
Retail	78,550	2.9%	111,620	4.0%
Manufactured Housing	71,263	2.6%	44,656	1.6%
Land	16,400	0.6%	16,400	0.6%
Total	$2,722,863	100.0%	$2,771,299	100.0%

The following table represents the composition by loan type of the Company’s commercial mortgage loans, held-for-sale, measured at fair value (dollars in thousands):

	December 31, 2020		December 31, 2019
Loan Type	Par Value	Percentage	Par Value	Percentage
Industrial	$67,550	99.9%	$23,625	21.0%
Multifamily	100	0.1%	78,250	69.6%
Retail	—	—%	2,613	2.3%
Hospitality	—	—%	8,000	7.1%
Total	$67,650	100.0%	$112,488	100.0%

Schedule of allowance for credit losses
The following table presents the activity in the Company's allowance for credit losses, excluding the unfunded loan commitments, as of June 30, 2021 (dollars in thousands):

	Three Months Ended June 30, 2021
	MultiFamily	Retail	Office	Industrial	Mixed Use	Hospitality	Self- Storage	Manufactured Housing	Total
Beginning Balance	$4,884	$402	$1,201	$608	$385	$10,873	$140	$107	$18,600
Current Period:
Provision/(benefit) for credit losses	2,505	(299)	(173)	(409)	55	(3,158)	101	(30)	(1,408)
Write offs	—	—	—	—	—	—	—	—	—
Ending Balance	$7,389	$103	$1,028	$199	$440	$7,715	$241	$77	$17,192

	Six Months Ended June 30, 2021
	MultiFamily	Retail	Office	Industrial	Mixed Use	Hospitality	Self- Storage	Manufactured Housing	Total
Beginning Balance	$3,095	$404	$1,575	$3,795	$132	$11,646	$117	$122	$20,886
Current Period:
Provision/(benefit) for credit losses	4,583	(301)	(547)	(3,596)	308	(3,931)	124	(45)	(3,405)
Write offs	(289)	—	—	—	—	—	—	—	(289)
Ending Balance	$7,389	$103	$1,028	$199	$440	$7,715	$241	$77	$17,192
The following table presents the activity in the Company's allowance for credit losses, for the unfunded loan commitments, as of June 30, 2021 (dollars in thousands):

	Three Months Ended June 30, 2021
	MultiFamily	Retail	Office	Industrial	Mixed Use	Hospitality	Self- Storage	Manufactured Housing	Total
Beginning Balance	$153	$—	$38	$101	$12	$27	$—	$—	$331
Current Period:
Provision/(benefit) for credit losses	(33)	—	(10)	(91)	(4))	38	—	—	(100)
Ending Balance	$120	$—	$28	$10	$8	$65	$—	$—	$231

	Six Months Ended June 30, 2021
	MultiFamily	Retail	Office	Industrial	Mixed Use	Hospitality	Self- Storage	Manufactured Housing	Total
Beginning Balance	$85	$—	$47	$418	$14	$101	$—	$—	$665
Current Period:
Provision/(benefit) for credit losses	35	—	(19)	(408)	(6)	(36)	—	—	(434)
Ending Balance	$120	$—	$28	$10	$8	$65	$—	$—	$231

As part of the Company's process for monitoring the credit quality of its commercial mortgage loans, excluding those held for sale, measured at fair value, it performs a quarterly loan portfolio assessment and assigns risk ratings to each of its loans. The loans are scored on a scale of 1 to 5 as follows:

Investment Rating	Summary Description
1	Investment exceeding fundamental performance expectations and/or capital gain expected. Trends and risk factors since time of investment are favorable.
2	Performing consistent with expectations and a full return of principal and interest expected. Trends and risk factors are neutral to favorable.
3	Performing investments requiring closer monitoring. Trends and risk factors show some deterioration.
4	Underperforming investment with the potential of some interest loss but still expecting a positive return on investment. Trends and risk factors are negative.
5	Underperforming investment with expected loss of interest and some principal.

The following table presents the activity in the Company’s allowance for credit losses, excluding the unfunded loan commitments, as of December 31, 2020 (dollars in thousands):

	Year Ended December 31, 2020
	MultiFamily	Retail	Office	Industrial	Mixed Use	Hospitality	Self Storage	Manufactured Housing	Total
Beginning Balance	$322	$202	$249	$23	$4	$103	$—	$18	$921
Cumulative-effect adjustment upon adoption of ASU 2016-13	3,220	386	1,966	434	9	739	399	58	7,211
Current Period:
Provision/(benefit) for credit losses	(447)	(184)	(640)	3,338	119	11,231	(282)	46	13,181
Write offs	—	—	—	—	—	(427)	—	—	(427)
Ending Balance	$3,095	$404	$1,575	$3,795	$132	$11,646	$117	$122	$20,886

The following table presents the activity in the Company’s allowance for credit losses, for the unfunded loan commitments, as of December 31, 2020 (dollars in thousands):

	Year Ended December 31, 2020
	MultiFamily	Retail	Office	Industrial	Mixed Use	Hospitality	Self Storage	Manufactured Housing	Total
Beginning Balance	$—	$—	$—	$—	$—	$—	$—	$—	$—
Cumulative-effect adjustment upon adoption of ASU 2016-13	239	40	150	30	1	57	28	5	550
Current Period:
Provision/(benefit) for credit losses	(154)	(40)	(103)	388	13	44	(28)	(5)	115
Ending Balance	$85	$—	$47	$418	$14	$101	$—	$—	$665

As part of the Company’s process for monitoring the credit quality of its commercial mortgage loans, excluding those held-for-sale, measured at fair value, it performs a quarterly loan portfolio assessment and assigns risk ratings to each of its loans. The loans are scored on a scale of 1 to 5 as follows:

Investment Rating	Summary Description

1	Investment exceeding fundamental performance expectations and/or capital gain expected. Trends and risk factors since time of investment are favorable.

2	Performing consistent with expectations and a full return of principal and interest expected. Trends and risk factors are neutral to favorable.

3	Performing investments requiring closer monitoring. Trends and risk factors show some deterioration.

4	Underperforming investment with the potential of some interest loss but still expecting a positive return on investment. Trends and risk factors are negative.

5	Underperforming investment with expected loss of interest and some principal.

Schedule of allocation by risk rating
The following tables present the amortized cost of our commercial mortgage loans, held for investment as of June 30, 2021 and June 30, 2020, by loan type, the Company’s internal risk rating and year of origination. The risk ratings are updated as of June 30, 2021.

As of June 30, 2021
	2021	2020	2019	2018	2017	2016	Prior	Total

Multifamily:
Risk Rating:
1-2 internal grade	$632,063	$568,508	$200,293	$164,284	$—	$—	$3,487	$1,568,635
3-4 internal grade	—	—	—	37,025	—	—	—	37,025
Total Multifamily Loans	$632,063	$568,508	$200,293	$201,309	$—	$—	$3,487	$1,605,660

Retail:
Risk Rating:
1-2 internal grade	$—	$13,321	$20,195	$16,400	$—	$—	$—	$49,916
3-4 internal grade	—	—	12,880	29,439	—	—	—	42,319
Total Retail Loans	$—	$13,321	$33,075	$45,839	$—	$—	$—	$92,235

Office:
Risk Rating:
1-2 internal grade	$55,256	$252,165	$131,143	$37,338	$26,636	$—	$—	$502,538
3-4 internal grade	—	—	—	22,885	—	—	—	22,885
Total Office Loans	$55,256	$252,165	$131,143	$60,223	$26,636	$—	$—	$525,423

Industrial:
Risk Rating:
1-2 internal grade	$—	$81,452	$77,628	$—	$—	$—	$—	$159,080
3-4 internal grade	—	—	—	—	—	—	—	—
Total Industrial Loans	$—	$81,452	$77,628	$—	$—	$—	$—	$159,080

Mixed Use:
Risk Rating:
1-2 internal grade	$32,362	$30,285	$—	$69,235	$—	$—	$—	$131,882
3-4 internal grade	—	—	—	—	—	—	—	—
Total Mixed Use Loans	$32,362	$30,285	$—	$69,235	$—	$—	$—	$131,882

Hospitality:
Risk Rating:
1-2 internal grade	$119,364	$26,899	$10,558	$—	$—	$—	$—	$156,821
3-4 internal grade	—	—	161,159	62,230	90,698	—	—	314,087
Total Hospitality Loans	$119,364	$26,899	$171,717	$62,230	$90,698	$—	$—	$470,908

Self-Storage:
Risk Rating:
1-2 internal grade	$14,929	$41,343	$—	$24,714	$—	$—	$—	$80,986
3-4 internal grade	—	—	—	—	—	—	—	—
Total Self-Storage Loans	$14,929	$41,343	$—	$24,714	$—	$—	$—	$80,986

Manufactured Housing:
Risk Rating:
1-2 internal grade	$—	$25,926	$34,203	$—	$—	$—	$—	$60,129
3-4 internal grade	—	—	—	—	—	—	—	—
Total Manufactured Housing Loans	$—	$25,926	$34,203	$—	$—	$—	$—	$60,129

Total	$853,974	$1,039,899	$648,059	$463,550	$117,334	$—	$3,487	$3,126,303

December 31, 2020
	2020	2019	2018	2017	2016	2015	Prior	Total

Multifamily:
Risk Rating:
1-2 internal grade	$583,550	$349,588	$188,975	$—	$—	$—	$3,488	$1,125,601
3-4 internal grade	—	—	35,887	37,812	—	—	—	73,699
Total Multifamily Loans	$583,550	$349,588	$224,862	$37,812	—	$—	$3,488	$1,199,300

Retail:
Risk Rating:
1-2 internal grade	$13,277	$22,760	$16,400	—	—	—		$52,437
3-4 internal grade	—	12,872	29,425	—	—	—	—	42,297
Total Retail Loans	$13,277	$35,632	$45,825	$—	$—	$—	$—	$94,734

Office:
Risk Rating:
1-2 internal grade	$244,301	$160,709	$61,169	$40,846	$—	$—	$—	$507,025
3-4 internal grade	—	—	—	8,392	—	—	—	8,392
Total Office Loans	$244,301	$160,709	$61,169	$49,238	$—	$—	$—	$515,417

Industrial:
Risk Rating:
1-2 internal grade	$119,193	$89,590	$—	$—	$—	$33,655	$—	$242,438
3-4 internal grade	—	—	—	—	—	—	—	—
Total Industrial Loans	$119,193	$89,590	$—	$—	$—	$33,655	$—	$242,438

Mixed Use:
Risk Rating:
1-2 internal grade	$30,246	$—	$59,451	$12,839	$—	$—	$—	$102,536
3-4 internal grade	—	—	—	—	—	—	—	—
Total Mixed Use Loans	$30,246	$—	$59,451	$12,839	$—	$—	$—	$102,536

Hospitality:
Risk Rating:
1-2 internal grade	$26,878	$10,547	$—	$—	$—	$—	$—	$37,425
3-4 internal grade	—	160,079	115,026	90,612	—	—	—	365,717
Total Hospitality Loans	$26,878	$170,626	$115,026	$90,612	$—	$—	$—	$403,142

Self-Storage:
Risk Rating:
1-2 internal grade	$41,305	$—	$44,908	$—	$—	$—	$—	$86,213
3-4 internal grade	—	—	—	—	—	—	—	—
Total Self-Storage Loans	$41,305	$—	$44,908	$—	$—	$—	$—	$86,213

Manufactured Housing:
Risk Rating:
1-2 internal grade	$25,905	$45,049	$—	$—	$—	$—	$—	$70,954
3-4 internal grade	—	—	—	—	—	—	—	—
Total Manufactured Housing Loans	$25,905	$45,049	$—	$—	$—	$—	$—	$70,954

Total	$1,084,655	$851,194	$551,241	$190,501	$—	$33,655	$3,488	$2,714,734
The following table represents the allocation by risk rating for the Company's commercial mortgage loans, held for investment (dollars in thousands):

June 30, 2021			December 31, 2020
Risk Rating	Number of Loans	Par Value	Risk Rating	Number of Loans	Par Value
1	—	$—	1	—	$—
2	125	2,718,840	2	104	2,232,045
3	22	359,593	3	22	384,040
4	1	57,075	4	4	106,778
5	—	—	5	—	—
	148	$3,135,508		130	$2,722,863

The following tables present the amortized cost of our commercial mortgage loans, held for investment as of December 31, 2020, by loan type, the Company’s internal risk rating and year of origination. The risk ratings are updated as of December 31, 2020.

	2020	2019	2018	2017	2016	2015	Prior	Total
Multifamily:
Risk Rating:
1-2 internal grade	$583,550	$349,588	$188,975	$—	$—	$—	$3,488	$1,125,601
3-4 internal grade	—	—	35,887	37,812	—	—	—	73,699
Total Multifamily Loans	$583,550	$349,588	$224,862	$37,812	$—	$—	$3,488	$1,199,300

Retail:
Risk Rating:
1-2 internal grade	$13,277	$22,760	$16,400	$—	$—	$—	$—	$52,437
3-4 internal grade	—	12,872	29,425	—	—	—	—	42,297
Total Retail Loans	$13,277	$35,632	$45,825	$—	$—	$—	$—	$94,734

Office:
Risk Rating:
1-2 internal grade	$244,301	$160,709	$61,169	$40,846	$—	$—	$—	$507,025
3-4 internal grade	—	—	—	8,392	—	—	—	8,392
Total Office Loans	$244,301	$160,709	$61,169	$49,238	$—	$—	$—	$515,417

Industrial:
Risk Rating:
1-2 internal grade	$119,193	$89,590	$—	$—	$—	$33,655	$—	$242,438
3-4 internal grade	—	—	—	—	—	—	—	—
Total Industrial Loans	$119,193	$89,590	$—	$—	$—	$33,655	$—	$242,438

Mixed Use:

Risk Rating:
1-2 internal grade	$30,246	$—	$59,451	$12,839	$—	$—	$—	$102,536
3-4 internal grade	—	—	—	—	—	—	—	—
Total Mixed Use Loans	$30,246	$—	$59,451	$12,839	$—	$—	$—	$102,536

Hospitality:
Risk Rating:
1-2 internal grade	$26,878	$10,547	$—	$—	$—	$—	$—	$37,425
3-4 internal grade	—	160,079	115,026	90,612	—	—	—	365,717
Total Hospitality Loans	$26,878	$170,626	$115,026	$90,612	$—	$—	$—	$403,142

Self Storage:
Risk Rating:
1-2 internal grade	$41,305	$—	$44,908	$—	$—	$—	$—	$86,213
3-4 internal grade	—	—	—	—	—	—	—	—
Total Self Storage Loans	$41,305	$—	$44,908	$—	$—	$—	$—	$86,213

Manufactured Housing:
Risk Rating:
1-2 internal grade	$25,905	$45,049	$—	$—	$—	$—	$—	$70,954
3-4 internal grade	—	—	—	—	—	—	—	—
Total Manufactured Housing Loans	$25,905	$45,049	$—	$—	$—	$—	$—	$70,954

Total	$1,084,655	$851,194	$551,241	$190,501	$—	$33,655	$3,488	$2,714,734

The following table represents the allocation by risk rating for the Company’s commercial mortgage loans, held for investment, measured at fair value:

December 31, 2020			December 31, 2019
Risk Rating	Number of Loans	Par Value	Risk Rating	Number of Loans	Par Value
1	—	$—	1	—	—
2	104	2,232,045	2	113	2,452,330
3	22	384,040	3	8	298,994
4	4	106,778	4	1	19,975
5	—	—	5	—	—
	130	$2,722,863		122	$2,771,299

Schedule of financing receivable past due
The following table presents an aging summary of the loans amortized cost basis at June 30, 2021 (dollars in thousands):

	Multifamily	Retail	Office	Industrial	Mixed Use	Hospitality	Self- Storage	Manufactured Housing	Total
Status:
Current	$1,605,660	$92,235	$525,423	$159,080	$131,882	$413,833	$68,238	$60,129	$3,056,480
1-29 days past due	—	—	—	—	—	—	12,748	—	12,748
30-59 days past due	—	—	—	—	—	—	—	—	—
60-89 days past due	—	—	—	—	—	—	—	—	—
90-119 days past due	—	—	—	—	—	—	—	—	—
120+ days past due (1)	—	—	—	—	—	57,075	—	—	57,075
Total	$1,605,660	$92,235	$525,423	$159,080	$131,882	$470,908	$80,986	$60,129	$3,126,303

(1)	For the three and six months ended June 30, 2021, there was no interest income recognized on this loan.

The following table presents an aging summary of the loans amortized cost basis at December 31, 2020 (dollars in thousands):

	Multifamily	Retail	Office	Industrial	Mixed Use	Hospitality	Self Storage	Manufactured Housing	Total
Status:
Current	$1,161,488	$94,734	$515,417	$242,438	$102,536	$346,067	$86,213	$70,954	$2,619,847
1-29 days past due	—	—	—	—	—	—	—	—	—
30-59 days past due (1)	37,812	—	—	—	—	—	—	—	37,812
60-89 days past due	—	—	—	—	—	—	—	—	—
90-119 days past due	—	—	—	—	—	—	—	—	—
120+ days past due (1)	—	—	—	—	—	57,075	—	—	57,075
Total	$1,199,300	$94,734	$515,417	$242,438	$102,536	$403,142	$86,213	$70,954	$2,714,734

(1)	For the year ended December 31, 2020, interest income recognized on these two loans was $1.9 million.

Schedule of real estate notes receivable rollforward
For the six months ended June 30, 2021 and year ended December 31, 2020, the activity in the Company's commercial mortgage loans, held for investment portfolio was as follows (dollars in thousands):

	Six Months Ended June 30,	Year Ended December 31,
	2021	2020
Balance at Beginning of Year	$2,693,848	$2,762,042
Cumulative-effect adjustment upon adoption of ASU 2016-13	—	(7,211)
Acquisitions and originations	921,104	1,287,720
Principal repayments	(470,936)	(1,223,490)
Discount accretion/premium amortization	2,852	6,146
Loans transferred from/(to) commercial real estate loans, held for sale	—	(76,979)
Net fees capitalized into carrying value of loans	(3,928)	(6,562)
(Provision)/benefit for credit losses	3,405	(13,181)
Charge-off from allowance	289	427
Transfer to real estate owned	(37,523)	(35,064)
Balance at End of Period	$3,109,111	$2,693,848

For the years ended December 31, 2020 and December 31, 2019, the activity in the Company’s commercial mortgage loans, held for investment portfolio was as follows (dollars in thousands):

	Year Ended December 31,
	2020	2019
Balance at Beginning of Year	$2,762,042	$2,206,830
Cumulative-effect adjustment upon adoption of ASU 2016-13	(7,211)	—
Acquisitions and originations	1,287,720	1,326,983
Principal repayments	(1,223,490)	(771,774)
Discount accretion/premium amortization	6,146	6,264
Loans transferred from/(to) commercial real estate loans, held-for-sale	(76,979)	10,100
Net fees capitalized into carrying value of loans	(6,562)	(5,339)
Provision/(benefit) for credit losses	(13,181)	(3,007)
Charge-off from allowance	427	6,922
Transfer to real estate owned	(35,064)	—
Transfer on deed in lieu of foreclosure to real estate owned	—	(14,937)
Balance at End of Year	$2,693,848	$2,762,042